Organization and Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SPI, SPO, and SPP [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate Translation Average Period	1.0790	1.0667
SPI, SPO, and SPP [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation	$ 1.1230	$ 1.0942
SPLAM [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate Translation Average Period	0.4645	0.5133
SPLAM [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation	$ 0.4232	$ 0.4880
SPHSA and SPMSA [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate Translation Average Period	0.1040	0.1219
SPHSA and SPMSA [Member] | Reporting Date [Member]
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation	$ 0.0952	$ 0.1178